ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Accounts receivables	$ 682,311	$ 1,674,200
Allowance for doubtful accounts	(494,459)	(781,346)	$ (484,135)
Accounts receivable, net	$ 187,852	$ 892,854